OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
Schedule of payables

	March 31, 2022	December 31, 2021
	$	$
VAT payable	7,742	40,023
Salary payable	31,255	89,775
Others	30,390	12,628
Total	69,387	142,426